United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-23174

(Investment Company Act File Number)

Federated Hermes Project and Trade Finance Tender Fund

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 03/31/23

Date of Reporting Period: Six months ended 09/30/22

The amendment is being filed solely to update the dates on the principal executive officer’s and principal financial officer’s certifications pursuant to Items 13(a)(2) and 13(b) and on the signature page of Form N-CSR.

Item 1.	Reports to Stockholders

Semi-Annual Shareholder Report
September 30, 2022

Federated Hermes Project and Trade Finance Tender Fund
Fund Established 2016

Dear Valued Shareholder,
We are pleased to present the Semi-Annual Shareholder Report for your fund covering the period from April 1, 2022 through September 30, 2022. This report includes a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedInvestors.com offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,

J. Christopher Donahue, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At September 30, 2022, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Trade Finance Agreements	79.5%
Derivative Contracts[2]	1.3%
Cash Equivalents[3]	19.3%
Other Assets and Liabilities—Net[4]	(0.1)%
TOTAL	100%

1	See the Fund’s Prospectus for a description of the principal types of securities in which the Fund invests.
2
Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund’s performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract’s significance to the portfolio. More complete information regarding the Fund’s direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.

3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments
September 30, 2022 (unaudited)
Foreign Currency Par Amount, Principal Amount or Shares			Acquisition Date[1]	Acquisition Cost in U.S. Dollars[1]	Value in U.S. Dollars
	[1]	TRADE FINANCE AGREEMENTS— 79.5%
		Automotive— 1.3%
$ 7,320,683	[2]	VINFAST Trading and Production LLC, 6.266% (3-month USLIBOR +3.500%), 4/30/2023	2/16/2021- 7/2/2021	$ 7,289,791	$ 7,303,560
		Banking— 7.9%
7,500,000	[2]	Agrobank, 5.051% (6-month USLIBOR +3.500%), 10/14/2022	10/14/2021	7,500,000	7,488,355
9,000,000		Banco Santander Brasil SA, 3.244%, 1/23/2023	4/27/2022	9,000,000	8,996,653
EUR 7,800,000		Denizbank AS, 1.739%, 11/21/2022	5/4/2022	8,182,067	7,602,983
6,000,000	[2]	The National Bank for Foreign Economic Activity of the Republic of Uzbekistan (“NBU”), 3.649% (6-month EURIBOR +3.400%), 6/18/2024	6/25/2021	7,167,284	5,768,660
$ 6,400,000		Uzbek Industrial and Construction Bank ATB, 4.750%, 7/13/2023	7/13/2021	6,400,000	6,159,967
EUR 8,500,000		Yapi ve Kredi Bankasi A.S., 1.656%, 11/10/2022	5/19/2022	8,903,323	8,292,460
		TOTAL			44,309,078
		Basic Industry - Forestry/ Paper— 0.0%
$ 300,000	[2]	Bahia Cellulose, 5.993% (1-month USLIBOR +3.000%), 7/18/2023	11/20/2017	300,450	300,000
		Basic Industry - Metals/Mining Excluding Steel— 5.6%
7,000,000	[2]	China Hongqiao Group Ltd., 7.474% (1-month USLIBOR +3.800%), 3/30/2024	6/3/2021	8,000,000	6,910,916
5,500,000	[2]	Harmony Gold Mining Co. Ltd., 4.011% (3-month USLIBOR +3.050%), 6/8/2025	7/31/2018- 7/6/2021	5,514,597	5,424,544
10,000,000	[2]	PJSC Acron, 4.073% (1-month USLIBOR +1.700%), 5/18/2026	11/26/2021	10,000,000	9,339,658
Semi-Annual Shareholder Report

Foreign Currency Par Amount, Principal Amount or Shares			Acquisition Date[1]	Acquisition Cost in U.S. Dollars[1]	Value in U.S. Dollars
	[1]	TRADE FINANCE AGREEMENTS— continued
		Basic Industry - Metals/Mining Excluding Steel— continued
$ 10,000,000	[2]	PJSC MMC Norilsk Nickel, 3.843% (SOFR +1.400%), 2/20/2025	11/30/2020- 10/22/2021	$ 9,956,125	$ 8,485,004
900,000		Tasiast Mauritanie Ltd. SA, 4.545%, 12/15/2027	10/15/2020	900,000	900,000
458,333	[2]	Uralkali PJSC, 4.654% (1-month USLIBOR +2.200%), 5/20/2025	9/9/2020	456,042	328,922
		TOTAL			31,389,044
		Building & Development— 0.8%
4,500,000	[2]	IHS Zambia Ltd., 7.740% (3-month USLIBOR +5.000%), 12/15/2027	11/26/2021	4,494,250	4,338,072
		Capital Goods - Aerospace & Defense— 0.0%
74,072	[2]	Gulf Air BSC, 6.189% (1-month USLIBOR +3.250%), 1/19/2023	3/27/2017	74,183	74,072
		Consumer Goods - Food - Wholesale— 1.2%
343,750	[2]	Ghana Cocoa Board, 6.332% (6-month USLIBOR +4.400%), 11/12/2024	5/13/2020- 8/11/2021	343,750	296,197
5,750,000	[2]	International Beverage Tashkent, 6.731% (3-month USLIBOR +4.500%), 12/29/2026	12/28/2021- 3/8/2022	5,750,000	5,690,843
500,000	[2]	Ulker Biskuvi Sanayi AS, 3.266% (6-month USLIBOR +3.100%), 4/20/2023	2/18/2021	500,750	474,933
894,737	[2,3,4,5]	Vicentin SAIC II, 8.512% (3-month USLIBOR +6.000%), 12/22/2021	1/8/2018- 2/21/2018	894,737	134,211
		TOTAL			6,596,184
		Energy - Exploration & Production— 8.0%
11,000,000	[2]	CC Energy Development Ltd., 3.864% (SOFR +3.750%), 7/1/2028	8/31/2022	11,000,000	10,935,347
8,000,000	[2]	Chrysaor E&P Finance Ltd., 5.390% (1-month USLIBOR +3.140%), 11/23/2027	8/2/2021	7,976,000	7,948,969
Semi-Annual Shareholder Report

Foreign Currency Par Amount, Principal Amount or Shares			Acquisition Date[1]	Acquisition Cost in U.S. Dollars[1]	Value in U.S. Dollars
	[1]	TRADE FINANCE AGREEMENTS— continued
		Energy - Exploration & Production— continued
$ 9,511,651	[2]	FPF005 PTE Ltd. Singapore, Inc., 4.850% (3-month USLIBOR +2.600%), 8/13/2024	12/19/2019- 6/16/2022	$10,581,289	$ 9,511,651
384,675		Prime Oil and Gas BV, 5.416%, 12/5/2024	9/17/2019	381,789	381,863
384,615	[2]	SOCAR Energy ’18, 5.066% (12-month USLIBOR +2.200%), 11/8/2023	11/26/2019	382,885	379,083
5,000,000	[2]	SOCAR Energy, 6.938% (6-month USLIBOR +3.450%), 8/11/2026	8/11/2021	4,957,500	4,918,740
3,825,605	[2]	Sonangol Finance Ltd., 6.773% (2-month USLIBOR +4.250%), 12/20/2023	9/15/2021	4,653,000	3,762,544
4,700,000	[2]	Sonangol Finance Ltd., 6.916% (1-month USLIBOR +5.250%), 9/30/2026	6/16/2021	3,750,527	4,546,795
2,500,000		State Oil Co Of The Azer, 6.207%, 2/22/2024	5/4/2021	2,484,625	2,468,340
		TOTAL			44,853,332
		Energy - Gas Distribution— 2.2%
12,145,102		Venture Global Calcasieu Pass LLC, 5.118%, 8/19/2026	1/28/2021- 7/18/2022	12,126,516	12,145,102
		Energy - Integrated Energy— 3.0%
9,000,000		Puma International Financing SA, 5.870%, 1/20/2023	9/30/2019- 9/24/2021	8,895,250	8,856,138
8,050,125	[2]	Staatsolie Maatschappij Suriname NV, 8.302% (3-month USLIBOR +5.500%), 1/25/2028	6/30/2021	8,050,125	7,932,351
		TOTAL			16,788,489
		Energy - Oil Refining and Marketing— 12.2%
9,000,000	[1]	Curacao Oil (Curoil) NV, 8.506%, 12/23/2022	9/30/2022	8,831,584	8,831,583
369,828	[2]	Dangote, 10.060% (6-month USLIBOR +6.500%), 8/31/2023	2/6/2017	365,368	366,367
7,500,000		Pakistan, Government of, 3.693%, 2/24/2023	11/9/2021- 2/28/2022	7,500,000	7,066,929
Semi-Annual Shareholder Report

Foreign Currency Par Amount, Principal Amount or Shares			Acquisition Date[1]	Acquisition Cost in U.S. Dollars[1]	Value in U.S. Dollars
	[1]	TRADE FINANCE AGREEMENTS— continued
		Energy - Oil Refining and Marketing— continued
EUR 4,233,393		Societe Natio D Electr Du Sen 2021 Eur Term Loan, 3.916%, 1/16/2023	3/31/2022- 9/12/2022	$ 4,464,410	$ 3,981,567
$ 3,600,000	[2]	Trafigura Pte Ltd., 2.457% (1-month USLIBOR +2.000%), 12/9/2022	4/21/2022	3,600,000	3,590,074
2,476,400	[2]	Trafigura Pte Ltd., 3.147% (1-month USLIBOR +2.750%), 3/14/2023	9/29/2021	2,476,400	2,476,400
8,146,937	[2]	Trafigura Pte Ltd., 4.114% (1-month USLIBOR +2.500%), 3/31/2025	9/23/2022	8,146,937	8,146,937
4,186,046	[2]	Trafigura Pte Ltd., 5.000% (3-month USLIBOR +2.750%), 12/30/2022	9/21/2021	4,186,046	4,168,023
9,360,000	[2]	Trafigura Pte Ltd., 5.080% (1-month USLIBOR +2.000%), 9/30/2023	3/16/2022	9,360,000	9,332,575
8,592,639	[2]	Tupi Nordeste SARL, 3.828% (3-month USLIBOR +1.900%), 6/15/2023	12/28/2021- 7/21/2022	8,463,639	8,548,385
12,000,000	[2]	Yinson Bornia Production, 5.969% (3-month USLIBOR +3.250%), 8/11/2026	12/17/2021- 8/19/2022	12,000,000	12,000,000
		TOTAL			68,508,840
		Finance/Banks/Brokers— 0.1%
411,765	[2]	Banco del Pacifico, 8.655% (3-month USLIBOR +5.750%), 5/15/2024	5/21/2019	411,765	411,135
		Foreign Sovereign— 16.9%
EUR 588,400	[2]	Bank of Industry Ltd. - Central Bank of Nigeria, 4.891% (3-month EURIBOR +4.500%), 2/14/2025	3/10/2022- 3/17/2022	648,885	576,528
$ 3,333,600	[2]	Bank of Industry Ltd. - Central Bank of Nigeria, 9.270% (3-month USLIBOR +6.000%), 12/11/2023	4/21/2021	3,366,936	3,342,584
EUR 4,800,000		Benin, Government of, 1.870%, 12/21/2026	12/21/2021	5,415,841	4,211,146
Semi-Annual Shareholder Report

Foreign Currency Par Amount, Principal Amount or Shares			Acquisition Date[1]	Acquisition Cost in U.S. Dollars[1]	Value in U.S. Dollars
	[1]	TRADE FINANCE AGREEMENTS— continued
		Foreign Sovereign— continued
EUR 5,200,000	[2]	Benin, Government of, 4.300% (6-month EURIBOR +4.300%), 12/21/2026	12/23/2021	$ 5,893,941	$ 4,928,006
6,666,668		Burkina Faso, Government of, 3.300%, 1/22/2023	3/7/2022- 4/19/2022	7,238,110	6,446,993
9,980,861		Cote D’Ivoire, Government of, 2.900%, 12/7/2026	5/17/2022	10,524,316	9,464,393
10,000,000		Cote D’Ivoire, Government of, 3.000%, 11/20/2022	5/19/2022	10,590,999	9,757,888
5,444,600		Cote D’Ivoire, Government of, 3.966%, 12/31/2025	9/24/2019- 8/25/2021	6,330,793	4,956,999
$ 6,882,642		Egypt, Government of, 2.475%, 3/13/2023	9/10/2021- 3/15/2022	6,882,642	6,757,741
10,506,694		Egypt, Government of, 3.680%, 10/12/2023	11/26/2021- 9/26/2022	10,506,694	10,376,113
6,000,000	[2]	Energy Development Oman, 5.733% - 6.554% (3-month USLIBOR +2.950%), 8/14/2028	11/2/2021- 11/5/2021	5,969,544	6,000,000
EUR 3,500,000	[2]	Minister of Finance of Ukraine, 5.113% (3-month EURIBOR +4.100%), 9/15/2023	8/26/2021	4,114,075	3,012,766
10,000,000		Senegal, Government of, 2.800%, 4/15/2023	5/10/2022	10,508,163	9,704,376
2,000,000	[2]	Senegal, Government of, 5.258% (6-month EURIBOR +4.350%), 10/7/2026	2/23/2022	2,260,901	1,861,858
$ 375,000	[2]	Sharjah Govt., 4.344% (3-month USLIBOR +1.200%), 3/4/2024	9/21/2020	373,125	374,312
3,086,398	[2]	Nigeria, Republic of, 8.993% (90-DAY AVERAGE SOFR +5.950%), 12/30/2023	9/1/2022- 9/12/2022	3,086,398	3,082,033
EUR 10,000,000		Turkiye Ihracat Kredi Bankasi A.S., 1.450%, 11/17/2022	5/4/2022	10,497,254	9,753,127
		TOTAL			94,606,863
		Gas Distributor— 1.4%
$ 7,933,272	[2]	Fermaca Pipeline la Laguna, S. de R.L. de C.V., 4.500% (3-month USLIBOR +2.500%), 12/31/2024	6/30/2022	7,774,607	7,835,566
Semi-Annual Shareholder Report

Foreign Currency Par Amount, Principal Amount or Shares			Acquisition Date[1]	Acquisition Cost in U.S. Dollars[1]	Value in U.S. Dollars
	[1]	TRADE FINANCE AGREEMENTS— continued
		Lease— 3.1%
$ 9,125,004		AerCap Holdings NV, 3.700%, 12/31/2025	11/23/2021	$ 9,127,336	$ 8,944,557
9,000,000	[2]	Far East Horizon Ltd., 4.883% (3-month USLIBOR +1.400%), 9/10/2024	9/15/2021	9,000,000	8,752,450
		TOTAL			17,697,007
		Metals & Mining— 1.8%
10,000,000	[2]	Navoi Mining and Metallurgical Company, 5.855% (90-DAY AVERAGE SOFR +4.760%), 4/20/2027	5/18/2022	9,925,000	9,868,589
		Oil Field Services— 1.2%
7,146,492	[2]	Sonasing Xikomba Ltd. (“Xikomfa”), Bermuda, Inc., 5.221% (3-month USLIBOR +2.300%), 5/29/2026	5/17/2022	7,146,492	7,041,545
		Supranational— 3.0%
9,000,000	[2]	Africa Finance Corp., 3.150% (3-month USLIBOR +0.900%), 1/17/2025	3/11/2022	9,002,250	9,000,000
7,000,000		African Export-Import Bank (Afreximbank), 2.947%, 9/23/2022	3/10/2022- 9/6/2022	7,000,000	6,927,334
1,000,000		Eastern and Southern African Trade and Development Bank, 4.986% (3-month USLIBOR +1.450%), 12/17/2022	12/16/2020	989,000	998,902
		TOTAL			16,926,236
		Technology Hardware & Equipment— 1.6%
8,780,341	[1]	Datatec PLC, 5.650%, 11/4/2022	8/12/2022- 9/2/2022	8,674,712	8,752,487
		Telecommunications - Wireless— 2.6%
8,953,846		IHS Towers NG Ltd., 4.576%, 9/18/2024	9/14/2021- 4/20/2022	8,920,096	8,767,815
EUR 6,000,000	[2]	PTI Iberica IV, Spanish, Inc., 3.745% (3-month EURIBOR +3.250%), 6/26/2028	9/28/2021	7,008,903	5,635,410
		TOTAL			14,403,225
Semi-Annual Shareholder Report

Foreign Currency Par Amount, Principal Amount or Shares			Acquisition Date[1]	Acquisition Cost in U.S. Dollars[1]	Value in U.S. Dollars
	[1]	TRADE FINANCE AGREEMENTS— continued
		Transportation - Airlines— 0.2%
$ 1,444,858		Avolon Aerospace, 2.817% - 3.138%, 3/31/2025	11/27/2019	$ 1,451,721	$ 1,340,694
		Transportation - Transport Infrastructure/Services— 1.4%
411,539	[2]	Armenia International Airports CJSC, 5.760% (6-month USLIBOR +5.500%), 6/15/2024	12/28/2017	415,654	408,377
219,895	[2]	Asyaport, 7.456% (6-month USLIBOR +4.400%), 1/10/2024	1/31/2017	219,895	219,895
169,740	[2]	Autopistas Urbanas SA (AUSA), 6.405% (3-month USLIBOR +3.500%), 11/15/2022	11/13/2017	167,194	169,176
EUR 7,500,000	[2]	Fraport TAV Antalya Yatirim Yapim ve Isletme (SPV, Turkey), 6.770% (6-month EURIBOR +5.500%), 3/25/2024	9/1/2022	7,461,001	7,333,750
		TOTAL			8,131,198
		Utility - Electric-Generation— 4.0%
$ 5,400,000	[2]	Karadeniz Powership Osman Khan Co., Ltd., 9.336% (6-month USLIBOR +5.500%), 9/15/2026	10/14/2021	5,346,000	5,356,480
5,000,000	[2]	Karpower International B.V., 10.459% (6-month USLIBOR +8.500%), 11/16/2023	5/25/2022	5,000,000	4,986,568
7,000,000		Karpower International B.V., 8.029% (SOFR +6.000%), 3/22/2023	4/27/2022	7,000,000	6,988,695
3,527,264	[2]	Karpowership, 8.026% (6-month USLIBOR +4.500%), 2/28/2025	7/30/2020- 7/9/2021	3,497,565	3,507,939
392,940	[2]	SMN Barka Power Company S.A.O.C., 1.257% (6-month USLIBOR +1.100%), 3/28/2024	12/2/2020	429,249	375,779
Semi-Annual Shareholder Report

Foreign Currency Par Amount, Principal Amount or Shares			Acquisition Date[1]	Acquisition Cost in U.S. Dollars[1]	Value in U.S. Dollars
	[1]	TRADE FINANCE AGREEMENTS— continued
		Utility - Electric-Generation— continued
$ 1,000,000	[2]	The Sharjah Electricity and Water Authority, 2.932% (1-month USLIBOR +1.950%), 12/23/2025	12/21/2020- 1/12/2021	$ 998,425	$ 998,944
		TOTAL			22,214,405
		TOTAL TRADE FINANCE AGREEMENTS (IDENTIFIED COST $465,835,500)			445,834,723
		INVESTMENT COMPANY— 19.3%
108,491,527		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 2.98%[6] (IDENTIFIED COST $108,439,259)			108,458,979
		TOTAL INVESTMENT IN SECURITIES—98.8% (IDENTIFIED COST $574,274,759)[7]			554,293,702
		OTHER ASSETS AND LIABILITIES - NET—1.2%[8]			6,492,670
		TOTAL NET ASSETS—100%			$560,786,372
Semi-Annual Shareholder Report

At September 30, 2022, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Deliver/Receive		In Exchange For	Net Unrealized Appreciation
Contracts Sold:
10/17/2022	State Street Bank & Trust Co.	14,700,000	EUR	$15,415,065	$995,514
10/17/2022	State Street Bank & Trust Co.	14,636,720	EUR	$15,073,787	$716,309
11/25/2022	Morgan Stanley	28,500,000	EUR	$30,332,915	$2,300,896
11/25/2022	State Street Bank & Trust Co.	7,804,000	EUR	$8,438,832	$762,977
12/16/2022	State Street Bank & Trust Co.	10,000,000	EUR	$10,785,016	$930,189
2/6/2023	State Street Bank & Trust Co.	14,700,000	EUR	$14,902,515	$353,431
2/6/2023	State Street Bank & Trust Co.	2,200,000	EUR	$2,223,548	$46,134
2/6/2023	State Street Bank & Trust Co.	4,500,000	EUR	$4,524,198	$70,397
3/15/2023	Barclays Bank PLC Wholesale	9,975,000	EUR	$10,829,898	$933,235
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS					$7,109,082
Net Unrealized Appreciation on Foreign Exchange Contracts is included in “Other Assets and Liabilities—Net.”
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended September 30, 2022, were as follows:
Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares
Value as of 3/31/2022	$24,856,836
Purchases at Cost	$289,764,144
Proceeds from Sales	$(206,179,078)
Change in Unrealized Appreciation/Depreciation	$18,760
Net Realized Gain/(Loss)	$(1,683)
Value as of 9/30/2022	$108,458,979
Shares Held as of 9/30/2022	108,491,527
Dividend Income	$892,045

1
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or
(b) is subject to a contractual restriction on public sales. At September 30, 2022, these restricted securities amounted to $445,834,723, which represented 79.5% of total net assets.

2	Floating/variable note with current rate and current maturity or next reset date shown.
3	Issuer in default.
4
Market quotations and price valuations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Adviser acting through its Valuation Committee.

5	Non-income-producing security.
Semi-Annual Shareholder Report

6	7-day net yield.
7	Also represents cost for federal tax purposes.
8	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at September 30, 2022.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of September 30, 2022, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Trade Finance Agreements	$—	$—	$445,834,723	$445,834,723
Investment Company	108,458,979	—	—	108,458,979
TOTAL SECURITIES	$108,458,979	$—	$445,834,723	$554,293,702
Other Financial Instruments[1]
Assets	$—	$7,109,082	$—	$7,109,082
TOTAL OTHER FINANCIAL INSTRUMENTS	$—	$7,109,082	$—	$7,109,082

1	Other financial instruments are foreign exchange contracts.
Trade finance agreements’ fair values are primarily derived from discounted cash flow methodologies utilizing unobservable inputs due to the lack of market transactions. The discount rate used within the methodologies to discount the future anticipated cash flows is considered a significant unobservable input. Increases/(decreases) in the discount rate would result in a (decrease)/increase to an investment’s fair value.
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Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:
Investments in Trade Finance Agreements
Balance as of 3/31/2022	$513,257,286
Accreted/amortized discount/premiums	711,024
Realized gain (loss)	(2,862,731)
Change in unrealized appreciation/depreciation	(9,017,740)
Purchases	240,472,747
(Sales)	(296,725,863)
Balance as of 9/30/2022	$445,834,723
Total change in unrealized appreciation/depreciation attributable to investments still held at 9/30/2022	$(11,423,642)

The following acronym(s) are used throughout this portfolio:
CJSC	—Closed Joint Stock Company
EUR	—Euro Currency
EURIBOR	—Euro Interbank Offered Rate
LIBOR	—London Interbank Offered Rate
SOFR	—Secured Overnight Financing Rate
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 9/30/2022	Year Ended March 31,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$9.80	$9.92	$9.71	$9.98	$10.00	$10.02
Income From Investment Operations:
Net investment income (loss)	0.17[1]	0.19[1]	0.25[1]	0.39[1]	0.45	0.28[1]
Net realized and unrealized gain (loss)	0.00[2]	(0.11)	0.22	(0.27)	(0.01)	0.02
TOTAL FROM INVESTMENT OPERATIONS	0.17	0.08	0.47	0.12	0.44	0.30
Less Distributions:
Distributions from net investment income	(0.15)	(0.20)	(0.26)	(0.38)	(0.45)	(0.32)
Distributions from net realized gain	—	(0.00)[2]	(0.00)[2]	(0.01)	(0.01)	(0.00)[2]
TOTAL DISTRIBUTIONS	(0.15)	(0.20)	(0.26)	(0.39)	(0.46)	(0.32)
Net Asset Value, End of Period	$9.82	$9.80	$9.92	$9.71	$9.98	$10.00
Total Return[3]	1.75%	0.80%	4.91%	1.13%	4.42%	3.04%
Ratios to Average Net Assets:
Net expenses[4]	0.41%[5]	0.41%	0.71%	0.71%	0.70%	0.67%
Net investment income	3.43%[5]	1.94%	2.57%	3.94%	4.44%	2.74%
Expense waiver/reimbursement[6]	0.22%[5]	0.22%	0.44%	0.32%	0.29%	0.34%
Supplemental Data:
Net assets, end of period (000 omitted)	$560,786	$560,685	$39,835	$63,873	$51,680	$49,484
Portfolio turnover[7]	26%	36%	47%	73%	57%	39%

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

7	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
September 30, 2022 (unaudited)

Assets:
Investment in securities, at value including $108,458,979 of investments in an affiliated holding* (identified cost $574,274,759)	$554,293,702
Cash	1,347,411
Cash denominated in foreign currencies (identified cost $98,137)	95,344
Income receivable	4,504,375
Income receivable from an affiliated holding	405,143
Receivable for investments sold	1,973,788
Unrealized appreciation on foreign exchange contracts	7,109,082
Total Assets	569,728,845
Liabilities:
Payable for investments purchased	8,842,930
Due to broker	5,126
Payable for investment adviser fee (Note 5)	4,055
Accrued expenses (Note 5)	90,362
Total Liabilities	8,942,473
Net assets for 57,088,398 shares outstanding	$560,786,372
Net Assets Consist of:
Paid-in capital	$568,059,210
Total distributable earnings (loss)	(7,272,838)
Total Net Assets	$560,786,372
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$560,786,372 ÷ 57,088,398 shares outstanding, no par value, unlimited shares authorized	$9.82

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended September 30, 2022 (unaudited)

Investment Income:
Interest	$10,047,032
Dividends received from an affiliated holding*	892,045
TOTAL INCOME	10,939,077
Expenses:
Investment adviser fee (Note 5)	1,426,363
Administrative fee (Note 5)	420
Custodian fees	9,972
Transfer agent fees	64,240
Directors’/Trustees’ fees (Note 5)	5,057
Auditing fees	45,766
Legal fees	7,311
Portfolio accounting fees	182,358
Share registration costs	20,581
Printing and postage	9,168
Miscellaneous (Note 5)	13,075
TOTAL EXPENSES	1,784,311
Waiver/reimbursement of investment adviser fee (Note 5)	(623,480)
Net expenses	1,160,831
Net investment income	9,778,246
Realized and Unrealized Gain (Loss) on Investments, Foreign Currency Transactions and Foreign Exchange Contracts:
Net realized loss on investments (including net realized loss of $(1,683) on sales of investments in an affiliated holding*)	(2,864,415)
Net realized loss on foreign currency transactions	(504,424)
Net realized gain on foreign exchange contracts	7,039,388
Net change in unrealized depreciation of investments (including net change in unrealized appreciation of $18,760 on investments in an affiliated holding*)	(8,998,979)
Net change in unrealized appreciation of translation of assets and liabilities in foreign currency	(3,578)
Net change in unrealized appreciation of foreign exchange contracts	5,370,107
Net realized and unrealized gain (loss) on investments, foreign currency transactions and foreign exchange contracts	38,099
Change in net assets resulting from operations	$9,816,345

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 9/30/2022	Year Ended 3/31/2022
Increase (Decrease) in Net Assets
Operations:
Net investment income	$9,778,246	$8,839,603
Net realized gain (loss)	3,670,549	2,434,709
Net change in unrealized appreciation/depreciation	(3,632,450)	(8,891,063)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	9,816,345	2,383,249
Distributions to Shareholders	(8,636,013)	(10,523,247)
Share Transactions:
Proceeds from sale of shares	10,000,000	540,000,000
Net asset value of shares issued to shareholders in payment of distributions declared	4,710,140	5,378,588
Cost of shares redeemed	(15,789,251)	(16,388,482)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(1,079,111)	528,990,106
Change in net assets	101,221	520,850,108
Net Assets:
Beginning of period	560,685,151	39,835,043
End of period	$560,786,372	$560,685,151
See Notes which are an integral part of the Financial Statements
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Statement of Cash Flows
Six Months Ended September 30, 2022 (unaudited)

Operating Activities:
Change in net assets resulting from operations	$9,816,345
Adjustments to Reconcile Change in Net Assets Resulting From Operations to Net Cash Used By Operating Activities:
Purchase of investment securities	(240,472,747)
Proceeds from disposition of investment securities	296,725,863
Purchase of short-term investments, net	(83,585,066)
Amortization/accretion of premium/discount, net	(711,024)
Increase in income receivable	(2,219,020)
Decrease in receivable for investments sold	7,026,829
Increase in payable for investments purchased	6,716,803
Decrease in accrued expenses	(66,729)
Net realized loss on investments	2,864,415
Net change in unrealized appreciation/depreciation of investments	8,998,979
Net change in unrealized appreciation of foreign exchange contracts	(5,370,107)
Net Cash Used By Operating Activities	(275,459)
Financing Activities:
Decrease in cash overdraft	(40,827)
Proceeds from sale of shares	20,000,000
Income distributions to participants	(3,925,873)
Payments for units redeemed	(15,789,251)
Net Cash Provided By Financing Activities	244,049
Decrease in cash and cash equivalents	(31,410)
Cash at beginning of year	1,474,165
Cash at end of year	$1,442,755
Non-cash financing activities not included herein consist of reinvestment of dividends and distributions to participants of $4,710,140. See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
September 30, 2022 (unaudited)
1. ORGANIZATION
Federated Hermes Project and Trade Finance Tender Fund (the “Fund”) was organized as a Delaware statutory trust on June 30, 2016, as a continuously offered, non-diversified, closed-end management investment company. The Fund is registered under the Investment Company Act of 1940, as amended (the “Act”), and the Securities Act of 1933, as amended (the “1933 Act”). The Fund’s investment objective is to provide total return primarily from income.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
◾
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾
Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
◾
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
◾
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
◾
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance
Semi-Annual Shareholder Report

with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) have designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
The Fund’s investments in trade finance agreements are primarily determined by applying discounted cash flow methodologies utilizing various inputs such as available or implied credit ratings, loan characteristics, seniority, collateral, comparable debt instruments, yield curves or indices, broader loan data, bond data and bond sector curves. When appropriate, other considerations may include asset liquidation analyses, internal credit assessments and general market conditions. The Fund utilizes third-party pricing specialists in determining its valuations. Typically, there are no other sources of evaluations for these investments and the inputs utilized are less observable. Additionally, trade finance agreements are typically held to maturity by investors and therefore do not trade on a consistent basis. Accordingly, executed trade prices are usually unavailable and thus, generally cannot be relied upon to support valuations of these investments. Therefore, inputs unobservable in active markets must be relied upon more heavily and as such, the Fund’s management has determined these to be Level 3 investments. The prices realized for these investments upon sale may be different than prices used by the Fund to value them and the differences could be material.
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Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with the Adviser’s procedures.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid quarterly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. The detail of the total fund expense waiver and reimbursement of $623,480 is disclosed in Note 5.
Semi-Annual Shareholder Report

Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended September 30, 2022, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of September 30, 2022, tax years 2019 through 2022 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the State of Delaware.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
Foreign Exchange Contracts
The Fund may enter into foreign exchange contracts to seek to increase returns and to manage currency risk. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund’s securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
Foreign exchange contracts are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross.
Foreign exchange contracts outstanding at period end, including net unrealized appreciation/depreciation or net settlement amount, are listed after the Fund’s Portfolio of Investments.
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $540,235 and $3,678,876, respectively. This is based on the contracts held as of each month-end throughout the six-month period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
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Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the 1933 Act; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Assets
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Foreign exchange contracts	Unrealized appreciation on foreign exchange contracts	$7,109,082
The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2022
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Foreign Exchange Contracts
Foreign exchange contracts	$7,039,388
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Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Foreign Exchange Contracts
Foreign exchange contracts	$5,370,107
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
	Six Months Ended 9/30/2022	Year Ended 3/31/2022
Shares sold	1,015,229	54,268,215
Shares issued to shareholders in payment of distributions declared	480,426	544,214
Shares redeemed	(1,591,658)	(1,641,945)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(96,003)	53,170,484
Each Shareholder will automatically be a participant under the Fund’s Dividend Reinvestment Plan (DRP) and have all income dividends and/or capital gains distributions automatically reinvested in Shares. Election not to participate in the DRP and to receive all income dividends and/or capital gains distributions, if any, in cash may be made by notice to the Fund or, if applicable, to a Shareholder’s broker or other intermediary (who should be directed to inform the Fund).
4. FEDERAL TAX INFORMATION
At September 30, 2022, the cost of investments for federal tax purposes was $574,274,759. The net unrealized depreciation of investments for federal tax purposes was $12,871,975. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $7,320,109 and net unrealized depreciation from investments for those securities having an excess of cost over value of $20,192,084. The amounts presented are inclusive of derivative contracts.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.50% of the Fund’s average daily net assets. The Adviser and certain of its affiliates on their own initiative have agreed to waive their fees (if any), and/or reimburse expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses, proxy-related expenses, premiums for risk insurance
Semi-Annual Shareholder Report

policies on portfolio securities and certain legal fees related to specific investments paid by the Fund, if any) paid by the Fund (after the voluntary waivers and reimbursements) will not exceed 0.40% of the Fund’s average daily net assets (the “Fee Limit”), up to but not including the later of (the “Termination Date”): (a) June 1, 2023; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees. For the six months ended September 30, 2022, the Adviser voluntarily waived $582,577 of its fee.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended September 30, 2022, the Adviser reimbursed $40,903.
Certain of the Fund’s assets are managed by Federated Hermes (UK) LLP (the “Sub-Adviser”) an affiliate of the Adviser. Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an annual fee equal to 0.39% of the daily net assets of the Fund. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the six months ended September 30, 2022, the Sub-Adviser earned a fee of $1,107,564.
Administrative Services
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. FAS does not charge the Fund an administrative services fee but is entitled to reimbursement for certain out-of-pocket expenses incurred in providing administrative services to the Fund.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended September 30, 2022, were as follows:
Purchases	$85,389,448
Sales	$89,007,970
7. CONCENTRATION OF RISK
A substantial part of the Fund’s portfolio may be comprised of entities in the Energy and Banking sectors. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
Semi-Annual Shareholder Report

The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings. At September 30, 2022, the diversification of countries was as follows:
Country	Percentage of Total Net Assets
Turkey	6.9%
Brazil	6.6%
Uzbekistan	6.2%
Nigeria	4.5%
Ivory Coast	4.3%
Egypt	4.3%
Singapore	3.8%
Senegal	3.4%
Russia	3.2%
Oman	3.1%
United Kingdom	3.0%
Angola	2.8%
China	2.8%
Ireland	1.8%
Malaysia	1.7%
Benin	1.6%
Curacao	1.6%
Zambia	1.5%
Iraq	1.5%
Mexico	1.4%
Suriname	1.4%
Azerbaijan	1.4%
Vietnam	1.3%
Pakistan	1.3%
Burkina Faso	1.1%
Ghana	1.0%
Cyprus	1.0%
South Africa	1.0%
Ukraine	0.5%
Congo, Republic Of	0.4%
United Arab Emirates	0.2%
Mauritius	0.2%
Mauritania	0.2%
Ecuador	0.1%
Armenia	0.1%
Argentina	0.1%
Semi-Annual Shareholder Report

Country	Percentage of Total Net Assets
Bahrain	0.0%[1]
Philippines	0.0%[1]

1	Represents less than 0.1%.
8. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
9. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may continue for an extended period of time and has resulted in substantial economic volatility. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
10. Recent Accounting Pronouncements
In January 2021, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2021-01 “Reference Rate Reform (Topic 848)”. ASU No. 2021-01 updates and clarifies ASU No. 2020-04, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of LIBOR and other interbank-offered
Semi-Annual Shareholder Report

reference rates. The temporary relief provided by ASU No. 2021-01 is effective immediately for certain reference rate-related contract modifications that occur through December 31, 2022. Management does not expect ASU No. 2021-01 to have a material impact on the financial statements.
11. SUBSEQUENT EVENT
On May 12, 2022, the Trustees approved the new Service Shares and the re-designation of Common Shares to Institutional Shares in the fourth quarter of 2022. The existing Common Shares are anticipated to continue to operate until the date of the re-designation and then, upon effectiveness of the Fund’s Prospectus, the Common Shares shareholders will be shareholders in the Fund’s Institutional Shares. Service and Institutional shareholders will be subject to the eligible investor and minimum investment requirements as outlined in the Fund’s Prospectus. There is no action required by shareholders to effect this addition and re-designation and there will be no disruption to accounts as a result of the conversion.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2022 to September 30, 2022.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 4/1/2022	Ending Account Value 9/30/2022	Expenses Paid During Period[1]
Actual	$1,000	$1,017.50	$2.07
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,023.01	$2.08

1	Expenses are equal to the Fund’s annualized net expense ratio of 0.41%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half-year period).
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2022
Federated Hermes Project and Trade Finance Tender Fund (the “Fund”)
At its meetings in May 2022 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) and the investment sub-advisory contract between the Adviser and Federated Hermes (UK) LLP (the “Sub-Adviser” and together with the Adviser, the “Advisers”) with respect to the Fund (together, the “Contracts”) for an additional one-year term. The Board’s determination to approve the continuation of the Contracts reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangements. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contracts. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contracts that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Advisers and their affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing
Semi-Annual Shareholder Report

a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contracts, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contracts included review of materials and information covering the following matters, among others: the nature, quality and extent of the advisory and other services provided to the Fund by the Advisers and their affiliates; Federated Hermes’ business and operations; the Advisers’ investment philosophy, personnel and processes; the Fund’s investment objectives and strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate); the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the financial condition of Federated Hermes; the Adviser’s profitability with respect to the Fund; distribution and sales activity for the Fund; and the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in determining to approve the Contracts. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fee and expense structures, including a comparison of management fees paid to the adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems
Semi-Annual Shareholder Report

relevant to its consideration of the adviser’s services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its review of the Contracts to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
In addition to considering the above-referenced factors, the Board was mindful of the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contracts. In particular, the Board recognized that many shareholders likely have invested in the Fund on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that in the marketplace there are a range of investment options available to the Fund’s shareholders and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contracts, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contracts was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contracts. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations
Semi-Annual Shareholder Report

furnished to the Board at the May Meetings. The Board considered the approval of the Contracts for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Advisers and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contracts and the range of services provided to the Fund by Federated Hermes. The Board considered the Advisers’ personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board also considered the Advisers’ ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Advisers are executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to have access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters. The Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Fund and other Federated Hermes Funds. In this regard, the Board took into account Federated Hermes’ communications with the Board in light of the pandemic. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance
Semi-Annual Shareholder Report

control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the designation of the Federated Hermes Funds’ investment advisers as the administrators of the Federated Hermes Funds’ liquidity risk management program.
The Board also considered the implementation of Federated Hermes’ business continuity plans and recognized steps taken by Federated Hermes to continue to provide the same nature, extent and quality of services to the Federated Hermes Funds during the pandemic. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate, including changes associated with the pandemic.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Advisers to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Advisers’ analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports include, among other items, information on the Fund’s
Semi-Annual Shareholder Report

gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions.
The Board also reviewed comparative information regarding the performance of an appropriate group of peer funds compiled by Federated Hermes using data supplied by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Advisers in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group. The Board also considered a report comparing the performance of the Fund solely to other funds with a quantitative focus in the Performance Peer Group.
The Fund’s performance fell below the median of the Performance Peer Group for the one-year, three-year and five-year periods ended December 31, 2021. The Board discussed the Fund’s performance with the Advisers and recognized the efforts being taken by the Advisers in the context of other factors considered relevant by the Board.
Based on these considerations, the Board concluded that it had continued confidence in the Advisers’ overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee, sub-advisory fee, and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates and total expense ratios relative to the category of peer funds selected by Morningstar (the “Expense Peer Group”).
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board noted that it found the use of such comparisons to be relevant to its evaluation. The Board focused on comparisons with other similar registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
Semi-Annual Shareholder Report

The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group, and the Board was satisfied that the overall expense structure of the Fund remained competitive.
The Board also received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which any of the Advisers or their affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing and fund liquidity; (vi) different administrative responsibilities; (vii) different degrees of risk associated with management; and (viii) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes, as requested by the CCO. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a
Semi-Annual Shareholder Report

fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contracts are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: personnel, processes and tools for portfolio management, including the use of market data on which portfolio managers make investment decisions; trading operations; ESG integration and issuer engagement on ESG matters; shareholder services; compliance; business continuity; cybersecurity; internal audit and risk management functions; and technology that supports the provision of investment management services. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so
Semi-Annual Shareholder Report

(or continue to do so) in the future. The Board also considered Federated Hermes’ reductions in contractual management fees for certain Federated Hermes Funds during the prior year, including in response to the CCO’s recommendations in the prior year’s CCO Fee Evaluation Report, which have resulted in benefits being realized by shareholders.
The Board also considered reports on adviser-paid fees (commonly referred to as “revenue sharing”) that were provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to evaluate the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contracts by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and
Semi-Annual Shareholder Report

receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contracts. The Board based its determination to approve the Contracts on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contracts reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to approve the continuation of the existing arrangements.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400, Option #4. A report on “Form N-PX” of how the Fund voted any proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
For each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedInvestors.com.
Source of Distributions–Notice
Under the federal securities laws, the Fund is required to provide a notice to shareholders regarding the source of distributions made by the Fund if such distributions are from sources other than ordinary investment income. In addition, important information regarding the Fund’s distributions, if applicable, is available via the link to the Fund and share class name at FederatedInvestors.com/FundInformation.
Semi-Annual Shareholder Report

Closed-end funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in closed-end funds involves investment risk, including the possible loss of principal.
This Report is for shareholder information. This is not a Prospectus intended for use in the sale of Fund Shares. Statements and other information contained in this Report are as dated and subject to change.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-730-6001 or email CEinfo@federatedinvestors.com.
Semi-Annual Shareholder Report

Federated Hermes Project and Trade Finance Tender Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
CUSIP 31424D104
Q453326 (11/22)
© 2022 Federated Hermes, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Hermes Project and Trade Finance Tender Fund

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date April 19, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date April 19, 2023

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date April 19, 2023